Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Preproduction costs related to long-term supply agreements	$ 683	$ 741
Long-term receivables	217	198
Pension overfunded status	22	18
Unrealized gain on cash flow hedges	24	9
Other, net	50	22
Total other assets	$ 996	$ 988